Capital and financial risk management (Tables)	12 Months Ended
Mar. 31, 2022
Capital and financial risk management
Schedule of capital management

	2022	2021
	€m	€m
Borrowings (note 21)	70,092	67,760
Cash and cash equivalents (note 19)	(7,496)	(5,821)
Derivative financial instruments included in trade and other receivables (note 14)	(4,626)	(3,151)
Derivative financial instruments included in trade and other payables (note 15)	1,672	4,010
Short-term investments (note 13)	(4,795)	(4,007)
Collateral assets (note 13)	(698)	(3,107)
Financial liabilities under put option arrangements	494	492
Equity	56,977	57,816
Capital	111,620	113,992

Schedule of financial instruments exposure to credit risk

	2022	2021
	€m	€m
Cash at bank and in hand (note 19)	2,220	2,705
Money market funds (note 19)	5,276	3,116
Managed investment funds (note 13)	3,349	2,954
Current bonds and debt securities (note 13)	1,446	1,053
Non-current debt securities (note 13)	930	797
Collateral assets (note 13)	698	3,107
Other investments (note 13)	2,438	2,045
Derivative financial instruments (note 14)	4,626	3,151
Trade receivables (note 14)[1]	6,083	5,924
Contract assets and other receivables (note 14)	4,457	4,531
Performance bonds and other guarantees (note 29)	2,866	2,728
	34,389	32,111

Note:

1	Includes amounts guaranteed under sales of trade receivables €1,341 million (2021: €1,503 million)

Schedule of cash collateral, which is reported within short-term borrowings, held by Group

	2022	2021
	€m	€m
Collateral liabilities	2,914	962

Schedule of movements in the allowance for expected credit losses

					Trade receivables held
			Trade receivables held		at fair value through
	Contract assets		at amortised cost		other comprehensive income
	2022	2021	2022	2021	2022	2021
	€m	€m	€m	€m	€m	€m
1 April	101	137	1,480	1,431	57	51
Exchange movements	1	2	(70)	(47)	—	–
Amounts charged to credit losses on financial assets	114	63	394	592	53	9
Other[1]	(133)	(101)	(462)	(496)	(2)	(3)
31 March	83	101	1,342	1,480	108	57

Note:

1	Primarily utilisation of the provision.

Schedule of ageing of receivables that are past due

		Trade receivables at amortised cost past due
		30 days	31-60	61-180	180
	Due	or less	days	days	days+	Total
31 March 2022	€m	€m	€m	€m	€m	€m
Gross carrying amount	2,411	650	182	390	1,043	4,676
Expected credit loss allowance	(123)	(83)	(53)	(190)	(893)	(1,342)
Net carrying amount	2,288	567	129	200	150	3,334

		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Due	or less	days	days	days+	Total
31 March 2021	€m	€m	€m	€m	€m	€m
Gross carrying amount	2,568	717	177	405	1,290	5,157
Expected credit loss allowance	(30)	(72)	(62)	(211)	(1,105)	(1,480)
Net carrying amount	2,538	645	115	194	185	3,677

Note:

1	Contract assets relate to amounts not yet due from customers. These amounts will be reclassified as trade receivables before they become due. Trade receivables at fair value through other comprehensive income are not materially past due.

Schedule of maturity analysis for non-derivative financial liabilities on an undiscounted basis

						Trade payables and
	Bank loans	Bonds	Lease liabilities	Other[2]	Total borrowings	other financial liabilities[3]	Total
Maturity profile[1]	€m	€m	€m	€m	€m	€m	€m
Within one year	700	3,569	3,130	6,823	14,222	16,884	31,106
In one to two years	33	6,190	2,189	417	8,829	29	8,858
In two to three years	411	3,786	1,759	207	6,163	—	6,163
In three to four years	2	5,746	1,579	199	7,526	—	7,526
In four to five years	205	6,253	1,387	678	8,523	—	8,523
In more than five years	21	43,514	4,242	136	47,913	—	47,913
	1,372	69,058	14,286	8,460	93,176	16,913	110,089
Effect of discount/financing rates	(55)	(21,027)	(1,747)	(255)	(23,084)	(1)	(23,085)
31 March 2022	1,317	48,031	12,539	8,205	70,092	16,912	87,004
Within one year	674	3,774	3,419	2,516	10,383	15,304	25,687
In one to two years	174	3,329	2,142	2,575	8,220	49	8,269
In two to three years	440	5,964	1,661	399	8,464	–	8,464
In three to four years	173	2,784	1,457	166	4,580	–	4,580
In four to five years	2	5,506	1,316	199	7,023	–	7,023
In more than five years	23	45,538	4,696	986	51,243	–	51,243
	1,486	66,895	14,691	6,841	89,913	15,353	105,266
Effect of discount/financing rates	(67)	(20,010)	(1,659)	(417)	(22,153)	(2)	(22,155)
31 March 2021	1,419	46,885	13,032	6,424	67,760	15,351	83,111

Notes:

1

Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which lenders have the right, but not the obligation, to request payment within 30 days. This also applies to undrawn committed facilities. There is no debt that is subject to a material adverse change clause (2021: €30 million of debt in relation to the mandatorily convertible bond that matured on 12 March 2022 was subject to a material adverse change clause which would have accelerated conversion of the £1.7 billion principal recognised in equity – see note 21 ‘Borrowings’).

2

Includes spectrum licence payables with maturity profile €2,319 million (2021: €381 million) within one year, €165 million (2021: €2,171 million) in one to two years, €199 million (2021: €165 million) in two to three years, €199 million (2021: €165 million) in three to four years, €662 million (2021: €199 million) in four to five years and €136 million (2021: €986 million) in more than five years. Also includes €2,914 million (2021: €962 million) in relation to cash received under collateral support agreements shown within 1 year.

3	Includes financial liabilities under put option arrangements and non-derivative financial liabilities presented within trade and other payables.

Schedule of maturity analysis for derivative financial liabilities on an undiscounted basis

	2022			2021
	Payable	Receivable	Total	Payable	Receivable	Total
	€m	€m	€m	€m	€m	€m
Within one year	(12,671)	13,470	799	(16,218)	16,864	646
In one to two years	(5,897)	6,399	502	(3,121)	3,723	602
In two to three years	(2,584)	3,158	574	(5,623)	5,978	355
In three to four years	(3,373)	3,864	491	(2,518)	2,903	385
In four to five years	(1,699)	2,139	440	(3,305)	3,620	315
In more than five years	(34,097)	40,129	6,032	(33,777)	37,399	3,622
	(60,321)	69,159	8,838	(64,562)	70,487	5,925
Effect of discount/financing rates			(5,884)			(6,784)
Financial derivative net receivable/(payable)			2,954			(859)

Schedule of sensitivity of Group's adjusted operating profit to strengthening major currency

	2022	2021
	€m	€m
Increase/ (decrease) in Profit before taxation
ZAR 13% change (2021: 15%)	134	152
TRY 39% change (2021: 26%)	83	87
GBP 2% change (2021: 3%)	(67)	(23)

Schedule of carrying values and nominal amounts of derivatives

				Other comprehensive income				Weighted average
				Opening	(Gain)/	Gain/(Loss)	Closing
		Carrying	Carrying	balance	Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March	Maturity		interest
	amounts	Assets	Liabilities	2021	OCI	costs	2022[1]	year	FX rate	rate
At 31 March 2022	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges - foreign currency risk[3]
Cross-currency and foreign exchange swaps
US dollar bonds	20,995	2,745	10	501	(3,257)	1,272	(1,484)	2036	1.18	2.76
Australian dollar bonds	736	50	–	(24)	(12)	31	(5)	2024	1.56	0.92
Swiss franc bonds	624	16	1	30	(59)	49	20	2026	1.08	1.26
Pound sterling bonds	3,498	61	145	323	(239)	25	109	2043	0.86	2.97
Hong Kong dollar bonds	233	8	3	13	(18)	12	7	2028	9.08	1.48
Japanese yen bonds	78	–	6	11	(7)	(2)	2	2037	128.53	2.47
Norwegian krona bonds	241	–	16	3	(7)	7	3	2026	9.15	1.12
Foreign exchange forwards[2]	244	–	69	–	(72)	3	(69)	2022	12.34	–
Cash flow hedges - foreign currency and interest rate risk[3]
Cross currency swaps - US dollar bonds	417	24	–	8	(33)	24	(1)	2023	1.17	1.07
Cash flow hedges - interest rate risk[3]
Interest rate swaps - Euro loans	–	–	–	(1)	–	1	–	–	–	–
Net investment hedge - foreign exchange risk[5]		–
Cross-currency and foreign exchange swaps - South African rand investment	1,555	–	113	959	174	–	1,133	2022	17.29	0.31
	28,621	2,904	363	1,823	(3,530)	1,422	(285)

				Other comprehensive income				Weighted average
				Opening		Gain/(Loss)	Closing
		Carrying	Carrying	balance	(Gain)/Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March	Maturity		interest
	amounts	Assets	Liabilities	2020	OCI	costs	2021[1]	year	FX rate	rate
At 31 March 2021	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges – foreign currency risk[3]
Cross-currency and foreign exchange swaps
US dollar bonds	18,995	621	1,070	(3,922)	5,900	(1,477)	501	2036	1.18	2.82
Australian dollar bonds	736	38	–	(26)	(102)	104	(24)	2024	1.56	0.92
Swiss franc bonds	624	–	45	28	28	(26)	30	2026	1.08	1.26
Pound sterling bonds	2,585	40	199	94	1	228	323	2047	0.89	2.59
Hong Kong dollar bonds	233	–	13	(4)	34	(17)	13	2028	9.08	1.48
Japanese yen bonds	78	–	12	6	13	(8)	11	2037	128.53	2.47
Norwegian krona bonds	241	–	22	(3)	(23)	29	3	2026	9.15	1.12
Cash flow hedges – foreign currency and interest rate risk[3]
Cross currency swaps - US dollar bonds	417	–	8	18	52	(62)	8	2023	1.17	1.07
Cash flow hedges – interest rate risk[3]
Interest rate swaps – Euro loans	568	–	–	7	(11)	3	(1)	2021	–	1.21
Fair value hedges – interest rate risk[4]
Interest rate swaps – Eurobonds	186	131	–	–	–	–	–	2028	–	–
Net investment hedge – foreign exchange risk[5]
Cross-currency and foreign exchange swaps – South African rand investment	1,785	–	23	631	328	–	959	2021	17.30	0.31
	26,448	830	1,392	(3,171)	6,220	(1,226)	1,823

Notes:

1	Fair value movement deferred into other comprehensive income includes €1,318 million loss (2021: €1,164 million loss) and €1 million gain (2021: €2 million gain) of foreign currency basis outside the cash flow and net investment hedge relationships respectively.
2	Includes euro and US dollar forward contracts against Turkish lira to hedge foreign currency forecast expenditures in local markets. Notional amounts of €146 million and $109 million (€98 million) with weighted average exchange rates of 12.45 and 10.95 respectively to Turkish lira.
3	For cashflow hedges, the movement in the hypothetical derivative (hedged item) mirrors that of the hedging instrument. Hedge ineffectiveness of the swaps designated in a cash flow hedge during the period was €nil (2021: €nil).
4	The fair value hedge was de-designated during the financial year. The carrying value of the bond de-designated during the financial year includes
5	€66 million loss (2021: €76 million loss) of cumulative fair value adjustment for the hedged interest risk. Hedge ineffectiveness is €nil (2021: €8 million gain). The carrying value of bonds includes an additional €760 million loss (2021: €774 million loss) in relation to fair value of other bonds previously designated in fair value hedge relationships.
6	Hedge ineffectiveness of swaps designated in a net investment hedge during the period was €nil (2021: €nil).

Summary of changes in assets and liabilities arising from financing activities

					Assets and liabilities
		Derivative assets	Financial liabilities		arising from
	Borrowings	and liabilities	under put options	Other liabilities	financing activities
	€m	€m	€m	€m	€m
1 April 2021	67,760	859	492	491	69,602
Cash movements
Proceeds from issuance of long-term borrowings	2,548	–	–	–	2,548
Repayment of borrowings	(8,248)	–	–	–	(8,248)
Net movement in short-term borrowings	3,002	–	–	–	3,002
Net movement in derivatives	–	(293)	–	–	(293)
Interest paid	(2,246)	469	(17)	(10)	(1,804)
Purchase of treasury shares	–	–	–	(2,087)	(2,087)
Non-cash movements
Fair value movements	–	(2,631)	–	–	(2,631)
Foreign exchange	1,386	(930)	–	(15)	441
Interest costs	2,356	(428)	19	13	1,960
Lease additions	3,410	–	–	–	3,410
Other[1]	124	–	–	3,106	3,230
31 March 2022	70,092	(2,954)	494	1,498	69,130

					Assets and liabilities
		Derivative assets	Financial liabilities		arising from
	Borrowings	and liabilities	under put options	Other liabilities	financing activities
	€m	€m	€m	€m	€m
1 April 2020	74,925	(4,409)	1,850	170	72,536
Cash movements
Proceeds from issuance of long-term borrowings	4,359	–	–	–	4,359
Repayment of borrowings	(12,237)	–	–	–	(12,237)
Net movement in short-term borrowings	(2,791)	–	–	–	(2,791)
Net movement in derivatives	–	279	–	–	279
Interest paid	(2,421)	452	(141)	(42)	(2,152)
Purchase of treasury shares	–	–	–	(62)	(62)
Payments for settlement of written put options	–	–	(1,482)	–	(1,482)
Non-cash movements
Fair value movements	(9)	3,594	–	–	3,585
Foreign exchange	(1,480)	1,428	–	(2)	(54)
Interest costs	2,459	(485)	62	11	2,047
Lease additions	4,578	–	–	–	4,578
Acquisitions of subsidiaries	234	–	–	–	234
Other[1]	143	–	203	416	762
31 March 2021	67,760	859	492	491	69,602

Note:

1	Movement in Other liabilities primarily relate to share buyback programmes.

Schedule of Group's financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements

				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative	Collateral
	Gross amount	Amount set off	balance sheet	counterparties	(liabilities)/assets[1]	Net amount
At 31 March 2022	€m	€m	€m	€m	€m	€m
Derivative financial assets	4,626	–	4,626	(1,365)	(2,914)	347
Derivative financial liabilities	(1,672)	–	(1,672)	1,365	368	61
Total	2,954	–	2,954	–	(2,546)	408

				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative	Collateral
	Gross amount	Amount set off	balance sheet	counterparties	(liabilities)/assets[1]	Net amount
At 31 March 2021	€m	€m	€m	€m	€m	€m
Derivative financial assets	3,151	–	3,151	(1,989)	(962)	200
Derivative financial liabilities	(4,010)	–	(4,010)	1,989	2,194	173
Total	(859)	–	(859)	–	1,232	373

Note:

1	Excludes collateral of €330 million (2021: €913 million) pledged as initial margin that does not offset against existing mark to market balances as at 31 March.